Investments (Continuous Gross Unrealized Losses for Fixed Maturity and Equity Securities Available-For-Sale) (Details) $ in Millions	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Continuous Gross Unrealized Loss and OTTI Loss for Fixed Maturity and Equity Securities Available-for-Sale
Total number of securities in an unrealized loss position less than 12 months	922	1,741
Total number of securities in an unrealized loss position equal to or greater than 12 months	642	483
Fixed Maturity Securities
Continuous Gross Unrealized Loss and OTTI Loss for Fixed Maturity and Equity Securities Available-for-Sale
Less than 12 months Estimated Fair Value	$ 10,863	$ 17,244
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Accumulated Loss	92	682
Equal to or Greater than 12 Months Estimated Fair Value	5,543	2,863
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Accumulated Loss	270	264
U.S. corporate
Continuous Gross Unrealized Loss and OTTI Loss for Fixed Maturity and Equity Securities Available-for-Sale
Less than 12 months Estimated Fair Value	1,783	4,676
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Accumulated Loss	21	189
Equal to or Greater than 12 Months Estimated Fair Value	1,451	745
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Accumulated Loss	71	102
U.S. government and agency
Continuous Gross Unrealized Loss and OTTI Loss for Fixed Maturity and Equity Securities Available-for-Sale
Less than 12 months Estimated Fair Value	4,962	4,396
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Accumulated Loss	38	236
Equal to or Greater than 12 Months Estimated Fair Value	1,573	0
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Accumulated Loss	80	0
RMBS
Continuous Gross Unrealized Loss and OTTI Loss for Fixed Maturity and Equity Securities Available-for-Sale
Less than 12 months Estimated Fair Value	2,367	3,494
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Accumulated Loss	14	112
Equal to or Greater than 12 Months Estimated Fair Value	1,332	818
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Accumulated Loss	43	32
Foreign corporate
Continuous Gross Unrealized Loss and OTTI Loss for Fixed Maturity and Equity Securities Available-for-Sale
Less than 12 months Estimated Fair Value	637	1,466
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Accumulated Loss	8	66
Equal to or Greater than 12 Months Estimated Fair Value	603	633
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Accumulated Loss	58	114
State and political subdivision
Continuous Gross Unrealized Loss and OTTI Loss for Fixed Maturity and Equity Securities Available-for-Sale
Less than 12 months Estimated Fair Value	170	889
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Accumulated Loss	3	35
Equal to or Greater than 12 Months Estimated Fair Value	106	29
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Accumulated Loss	4	3
CMBS
Continuous Gross Unrealized Loss and OTTI Loss for Fixed Maturity and Equity Securities Available-for-Sale
Less than 12 months Estimated Fair Value	619	1,572
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Accumulated Loss	6	27
Equal to or Greater than 12 Months Estimated Fair Value	335	171
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Accumulated Loss	10	4
ABS
Continuous Gross Unrealized Loss and OTTI Loss for Fixed Maturity and Equity Securities Available-for-Sale
Less than 12 months Estimated Fair Value	170	478
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Accumulated Loss	0	6
Equal to or Greater than 12 Months Estimated Fair Value	74	461
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Accumulated Loss	2	8
Foreign government
Continuous Gross Unrealized Loss and OTTI Loss for Fixed Maturity and Equity Securities Available-for-Sale
Less than 12 months Estimated Fair Value	155	273
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Accumulated Loss	2	11
Equal to or Greater than 12 Months Estimated Fair Value	69	6
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Accumulated Loss	2	1
Equity securities
Continuous Gross Unrealized Loss and OTTI Loss for Fixed Maturity and Equity Securities Available-for-Sale
Less than 12 months Estimated Fair Value	17	57
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Accumulated Loss	0	2
Equal to or Greater than 12 Months Estimated Fair Value	10	40
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Accumulated Loss	$ 1	$ 7